RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 08, 2017	Aug. 11, 2013	Mar. 29, 2018	Dec. 21, 2017	Jul. 25, 2013	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 10, 2013
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount									$ 1,117,846
Accrued expenses							$ 126,000			$ 865,846
Proceeds from shareholder loans							41,600	$ 29,500	47,700	97,000
Principal payments on shareholder loans							25,500	40,000	60,200
Accrued interest							44,747		33,262	20,905
Notes payable, related parties							$ 536,100		$ 520,000	$ 532,500
Common stock, shares issued in exchange for assignment of non-monetary intangible assets		1,000,000
Preferred stock, issued shares							50,000,000		50,000,000	50,000,000
Preferred stock, value							$ 50,000		$ 50,000	$ 50,000
Note payable related party [Member]
Accrued interest							$ 40,481		$ 32,597	$ 20,905
Series “A” Convertible Preferred Stock [Member]
Preferred stock, issued shares							50,000,000		50,000,000	50,000,000
Chief Executive Officer [Member]
Proceeds from shareholder loans							$ 41,600	29,500	$ 47,700	$ 97,000
Principal payments on shareholder loans							25,500	40,000	60,200	$ 0
Demand Notes [Member]
Accrued interest							40,481		32,597
Notes payable, related parties							$ 536,100		520,000
Dr. Santilli [Member]
Employment contracts period							5 years
Annual salary							$ 180,000		$ 180,000
Common stock option, percentage							0.01%		0.01%
Acquired of restricted common stock from shareholders					2,940,000
Carla Santilli [Member]
Employment contracts period						5 years
Annual salary						$ 72,000		$ 72,000
Common stock option, percentage						0.005%		0.005%
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares	16,530,769		663,856	1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount	$ 991,846		$ 63,000	$ 126,000
Hadronic Technologies Press, Inc [Member] | Series “A” Convertible Preferred Stock [Member]
Preferred stock, issued shares											50,000,000
Preferred stock, value											$ 500,000